Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Schwab Money Market Fund

Schwab AMT Tax-Free Money Fund

Schwab Massachusetts Municipal Money Fund

Schwab Pennsylvania Municipal Money Fund

Schwab New Jersey Municipal Money Fund

Schwab Cash Reserves

Schwab Advisor Cash Reserves

Schwab Government Money Fund

Schwab U.S. Treasury Money Fund

Schwab Value Advantage Money Fund

Schwab Retirement Advantage Money Fund

Schwab Investor Money Fund

Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund

Schwab Treasury Obligations Money Fund

(the Funds) each a series of The Charles Schwab Family of Funds (the Registrant)
(File Nos. 033-31894 and 811-05954)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated February 25, 2016 to the Fund’s prospectus, dated April 30, 2015, as supplemented October 9, 2015, November 9, 2015 and January 4, 2016. The purpose of this filing is to submit, in XBRL, the 497 dated February 25, 2016.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Very truly yours,
/s/ Christine Pierangeli
Christine Pierangeli
Director and Corporate Counsel